Note 10 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
10.	Commitments and Contingencies:

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company's customers may
disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

On
August 1, 2017,
the Company received a subpoena from the U.S. Securities and Exchange Commission (“SEC”) requesting certain documents and information in connection with offerings made by the Company between
February 2017
and
August 2017.
The Company provided the requested information to the SEC in response to that subpoena. On
September 26, 2018
and on
October 5, 2018
the Company received
two
additional subpoenas from the SEC requesting certain documents and information in connection with the previous subpoena the Company received on
August 1, 2017.
The Company is providing the requested information to the SEC in response to that subpoena. The SEC investigation is ongoing and the Company continues to cooperate with the SEC in its investigation. The Company is unable to predict what action, if any, might be taken by the SEC or its staff as a result of this investigation or what impact, if any, the cost of responding to the SEC’s investigation or its ultimate outcome might have on our financial position, results of operations or liquidity . Hence the Company has not
established any provision for losses relating to this matter.

On
August 23, 2017,
a purported securities class action complaint was filed in the United States District Court for the Eastern District of New York (
No.
2:17
-cv-
04987
(JFB)(SIL)) by Christopher Brady on behalf of himself and all others similarly situated against (among other defendants) the Company and two
of its executive officers. The complaint is brought on behalf of an alleged class of those who purchased common stock of the Company between
January 17, 2017
and
August 22, 2017,
and alleges that the Company and
two
of its executive officers violated Sections
9,
10
(b) and/or
20
(a) of the Securities Exchange Act of
1934
and Rule
10b
-
5
promulgated thereunder. On
August 24, 2017,
a
second
purported securities class action complaint was filed in the same court against the same defendants (
No.
2:17
-cv-
05016
(JFB)(SIL)) which makes similar allegations and purports to allege violations of Sections
10
(b) and
20
(a) of the Exchange Act and Rule
10b
-
5
promulgated thereunder.  By order dated
July 20, 2018,
the court consolidated the
two
actions under docket
no.
2:17
-cv-
04987
and appointed lead plaintiffs for the consolidated action. On
September 18, 2018
the plaintiffs filed a consolidated amended complaint. The amended complaint purports to be brought on behalf of shareholders who purchased the common stock of the Company between
November 23, 2016
and
April 3, 2018,
makes allegations similar to those made in the original complaints, seeks similar reliefs as the original actions, and alleges that some or all the defendants violated sections
9,
10
(b),
20
(a), and/or
20A
of the Securities Exchange Act of
1934
and Rule
10b
-
5
promulgated thereunder. All defendants filed motions to dismiss the amended complaint on
March 25, 2019.
Plaintiffs’ oppositions to the motions to dismiss are due on
May 24, 2019,
and Defendants’ replies in further support of the motions to dismiss are due on
June 28, 2019. .
The Company and its management believe that the allegations in the complaints are without merit and plan to vigorously defend themselves against the allegations. By letter dated
January 2, 2019,
certain co-defendants in the class action litigation (Kalani Investments Ltd. (“Kalani”), Murchinson Ltd. and Marc Bistricer) requested that the Company indemnify and hold them harmless against all losses, including reasonable costs of defense, arising from the litigation, pursuant to the provisions of the Common Stock Purchase Agreement between the Company and Kalani. The Company acknowledged receipt of this indemnification request by letter dated
February 20, 2019,
and reserved all of its rights.

Other than the cases mentioned above, the Company is
not
a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Capital Expenditures under the Company’s Newbuilding program:

From
March 30, 2017
to
January 31, 2018
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of a number of vessels and newbuilding contracts (please see Note
1
and
5
). As a result of these transactions, the Company has remaining contractual commitments for the acquisition of its fleet totaling
$147,632,
including
$20,793,
$29,027,
$48,906
and
$48,906
pursuant to newbuilding agreements for M/T Eco California, M/T Eco Marina Del Ray, M/T Eco Bel Air and M/T Eco Beverly Hills respectively. These contractual commitments are payable in
2019.

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.